Subsequent Events	3 Months Ended
Mar. 31, 2025
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Effective May 13, 2025, GDI, GDHL and GDH LP consummated a series of transactions resulting in the reorganization of Galaxy’s corporate structure (the “Reorganization Transactions”). Under the terms of the Reorganization Transactions, GDHL and GDH LP changed their jurisdiction of incorporation from the Cayman Islands to the state of Delaware, and GDI became the successor public company of GDHL, with all outstanding GDHL ordinary shares becoming Class A common stock of GDI.

Galaxy Digital Holdings, LP
Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On April 1, 2025, a subsidiary of GDH LP and CoreWeave, Inc. entered into a phase II option agreement pursuant to the existing lease agreement between the parties, under which CoreWeave has committed to enter into a lease agreement for the uptake of additional 260 MW of critical IT load at the Helios campus on substantially similar economic terms as the phase I lease agreement executed in March 2025.
Effective May 13, 2025, Galaxy Digital Inc. (“GDI”), GDHL and GDH LP consummated a series of transactions resulting in the reorganization of Galaxy’s corporate structure (the “Reorganization Transactions”). Under the terms of the Reorganization Transactions, GDHL and GDH LP changed their jurisdiction of incorporation from the Cayman Islands to the state of Delaware, and GDI has become the successor public company of GDHL, with all outstanding GDHL ordinary shares becoming Class A common stock of GDI.
SUBSEQUENT EVENTS In March 2025, Galaxy entered into a 15-year agreement with CoreWeave to host high-performance computing and artificial intelligence infrastructure and deliver 133 MW of Critical IT Load at its Helios campus in West Texas.